Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease revenue:
Total lease revenue	$ 6,860,320	$ 6,530,546	$ 4,412,003
Net gain on sale of assets	489,620	228,930	89,428
Other income	230,478	254,074	722,574
Total Revenues and other income	7,580,418	7,013,550	5,224,005
Expenses
Depreciation and amortization	2,480,578	2,389,807	1,737,925
Net (recoveries) charges related to Ukraine Conflict	(1,287,972)	2,665,651	0
Asset impairment	86,855	96,591	128,409
Interest expense	1,806,442	1,591,870	1,230,466
Loss (gain) on debt extinguishment	4,097	(2,041)	9,713
Leasing expenses	756,438	823,600	319,022
Selling, general and administrative expenses	464,128	399,530	317,888
Transaction and integration-related expenses	0	33,286	334,966
Total Expenses	4,310,566	7,998,294	4,078,389
Gain (loss) on investments at fair value	2,334	(17,676)	2,301
Income (loss) before income taxes and income of investments accounted for under the equity method	3,272,186	(1,002,420)	1,147,917
Income tax (expense) benefit	(291,056)	164,097	(162,537)
Equity in net earnings of investments accounted for under the equity method	166,715	117,165	24,051
Net income (loss)	3,147,845	(721,158)	1,009,431
Net income attributable to non-controlling interest	(11,754)	(4,883)	(8,924)
Net income (loss) attributable to AerCap Holdings N.V.	$ 3,136,091	$ (726,041)	$ 1,000,507
Basic earnings (loss) per share (in USD per share)	$ 13.99	$ (3.02)	$ 6.83
Diluted earnings (loss) per share (in USD per share)	$ 13.78	$ (3.02)	$ 6.71
Weighted average shares outstanding—basic (in shares)	224,216,801	240,486,849	146,421,188
Weighted average shares outstanding—diluted (in shares)	227,656,343	240,486,849	149,005,981
Basic lease rents
Lease revenue:
Total lease revenue	$ 6,248,994	$ 5,981,812	$ 3,891,089
Maintenance rents and other receipts
Lease revenue:
Total lease revenue	$ 611,326	$ 548,734	$ 520,914